Acquisitions and License Agreements	12 Months Ended
Dec. 31, 2024
Disclosure Text Block [Abstract]
Acquisitions and License Agreements
3. Acquisitions and License Agreements
SP-104
Acquisition
In May 2022, the Company acquired the Delayed Burst Release Low Dose Naltrexone asset and intellectual property rights for the treatment of chronic pain, fibromyalgia and chronic post-COVID syndrome (collectively, the
“SP-104
Assets”). Pursuant to the acquisition provisions, the Company is obligated to pay Aardvark Therapeutics, Inc. (“Aardvark”) (i) $3.0 million upon initial approval by the FDA of a new drug application for the
SP-104
Assets (which amount may be paid in shares of Common Stock or cash, in the Company’s sole discretion) (the “Development Milestone Payment”) and (ii) $20.0 million in cash, upon achievement of certain net sales by the Company of a commercial product that uses the
SP-104
Assets (the “Sales Milestone Payment”). The Company will also pay Aardvark certain royalties in the single digits based on percentages of annual net sales by the Company of a commercial product that uses the
SP-104
Assets.
The Sales Milestone Payment and sale volume-based future royalties were determined to meet a scope exception for derivative accounting and will not be recognized until the contingencies are realized. The Development Milestone Payment represents a liability, which will be measured at fair value for each reporting period. As of December 31, 2024 and December 31, 2023, the contingent consideration associated with the Development Milestone Payment was $0.2 million, recorded in the other long-term liabilities.
GLOPERBA License Agreement
On June 14, 2022 (the “Original Signing Date”), the Company entered into a License and Commercialization Agreement with RxOmeg Therapeutics LLC (a/k/a Romeg Therapeutics, LLC) (“Romeg”) for the
in-licensing
of certain intellectual property rights from Romeg with respect to the commercialization of GLOPERBA, which was amended by that First Amendment to License and Commercialization Agreement, dated as of January 16, 2025 (such agreement, as amended, the “Romeg License Agreement”). Under the Romeg License Agreement,

among other things, Romeg granted the Company (1) a license, with the right to sublicense, under the patents and know-how
specified therein to (a) commercialize a pharmaceutical product comprising liquid formulations of colchicine for the prophylactic treatment of gout in adult humans (the “Initial Licensed Product”) in the United States (including its territories) (the “Romeg U.S. Territory”), (b) develop other products comprising the Initial Licensed Product as an active pharmaceutical ingredient (together with the Initial Licensed Product, the “Licensed Products”) and commercialize any such products in the Romeg U.S. Territory and (c) manufacture Licensed Products anywhere in the world, solely for commercialization in the Romeg U.S. Territory; (2) an exclusive license, with right to sublicense, to use the trademark “GLOPERBA” and logos, designs, translations, and modifications thereof (collectively, the “Licensed Trademark”) in connection with the commercialization of the Initial Licensed Product solely in the Romeg U.S. Territory; and (3) pursuant to the amendment thereto, a license, with the right to (a) sublicense under the know-how
and, if any, patents existing worldwide other than the Romeg U.S. Territory (the “Romeg
Ex-U.S.
Territory”), as specified therein, to develop, manufacture and commercialize Licensed Products in the Romeg
Ex-U.S.
Territory and (b) to use the Licensed Trademark in connection with the commercialization of the Licensed Products in the Romeg
Ex-U.S.
Territory. The Initial Licensed Product, GLOPERBA, was approved and made available in the United States in 2020.
As consideration for the license under the Romeg License Agreement, the Company agreed to pay Romeg (1) an up-front
license fee of $2.0 million, (2) upon the Company’s achievement of certain net sales milestones, certain milestone payments in the aggregate amount of up to $13.0 million, (3) certain royalties in the mid-single
digit percentage based on annual net sales of the Licensed Products attributable to sales of the Licensed Products occurring in the Romeg U.S. Territory during the Romeg U.S. Territory Royalty Term, with a quarterly minimum royalty of $150,000, and (4) pursuant to the amendment thereto, (a) certain royalties at rates in the low-single
digit percentage, based on annual net sales of the Licensed Products attributable to sales of License Products in the Romeg
Ex-U.S.
Territory during the Romeg
Ex-U.S.
Territory Royalty Term and (b) a
one-time,
non-refundable,
non-creditable
payment of $700,000. Pursuant to the amendment agreement, we also transferred to Romeg 779,371 shares of our Common Stock.
In connection with the Romeg License Agreement, the Company recorded an intangible asset for acquired licenses of $5.7 million, which is comprised of the upfront license fee of $2.0 million and deferred consideration of $3.7 million that is the present value of the future minimum royalty payments and immaterial transaction costs. During the years ended December 31, 2024 and 2023, the Company made royalty payments in the amount of $0.6 million and $0.3 million, respectively. No contingent consideration was recognized as a liability or included in the fair value of the assets as of December 31, 2024 or December 31, 2023.
ELYXYB Acquisition
In February 2023, the Company entered into an asset purchase agreement (the “ELYXYB APA”) with BioDelivery Sciences International, Inc. (“BDSI”) and Collegium Pharmaceutical, Inc. (“Collegium”, and together with BDSI, the “Sellers”) to acquire the rights to certain patents, trademarks, regulatory approvals, data, contracts, and other rights related to ELYXYB and its commercialization in the United States and Canada (the “ELYXYB Territory”).
As consideration for the acquisition, the Company assumed various rights and obligations under the asset purchase agreement between BDSI and Dr. Reddy’s Laboratories Limited, a company incorporated under the laws of India (“DRL”), dated August 3, 2021 (the “DRL APA”), including an irrevocable, royalty-free, exclusive license to know-how
and patents of DRL related to ELYXYB and necessary or used to exploit ELYXYB in the ELYXYB Territory. No cash consideration was or will be payable to the Sellers for such acquisition; however, the obligations under the DRL APA that were assumed by the Company include contingent sales and regulatory milestone payments and sales royalties. The Company is also obligated to make quarterly royalty payments to DRL on net sales of ELYXYB in the ELYXYB Territory. In April 2023, the Company launched ELYXYB in the U.S. As of December 31, 2024 and 2023, the Company had ending balances of accrued royalty payables of $0.1 million and $5.0 thousand, respectively, which was recorded as accrued expenses under current liabilities on th
e

consolidated balance sheets. During the years ended December 31, 2024 and 2023, the Company made royalty payments in the amount of $0.3 million and $26.0 thousand, respectively. As of December 31, 2024, no sales or regulatory milestone payments had been accrued as there were no potential milestones yet considered probable of achievement.